SCHEDULE OF DEFERRED TAX ASSETS AND LIABILITIES (Details) - Old Glory Holding Co [Member] - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Deferred Tax Assets
Start up costs	$ 713	$ 777
Stock based compensation	348	194
Net unrealized loss on available for sale securities	137
Other	75
Net operating losses	9,811	6,506
Deferred Tax Assets	11,084	7,477
Deferred Tax Liabilities
Net unrealized gain on available-for-sale securities		(1)
Other	(23)	(1)
Deferred Tax Liabilities	(23)	(2)
Valuation allowance	(11,061)	(7,475)
Net deferred tax assets